PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 768	€ 674
Fair value of plan assets	(445)	(380)
Deficit of funded plans	323	294
Present value of unfunded obligation	347	316
Net liability arising from defined benefit obligation	670	610
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	768	674
Fair value of plan assets	(445)	(380)
Deficit of funded plans	323	294
Present value of unfunded obligation	127	115
Net liability arising from defined benefit obligation	450	409
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	220	201
Net liability arising from defined benefit obligation	€ 220	€ 201